Intangibles	12 Months Ended
Dec. 31, 2019
Intangibles
Intangibles

18.   Intangibles

Changes in intangibles are as follows:

					Research
					and development
	Goodwill	Concessions (i)	Contract right	Software	project and patents	Total
Balance at December 31, 2017	4,110	4,002	152	229	—	8,493
Additions	—	855	—	7	—	862
Disposals	—	(27)	—	(2)	—	(29)
Amortization	—	(135)	(2)	(99)	—	(236)
Translation adjustment	(457)	(634)	(13)	(24)	—	(1,128)
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Cost	3,653	5,043	201	923	—	9,820
Accumulated amortization	—	(982)	(64)	(812)	—	(1,858)
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	439	—	39	—	478
Disposals	—	(17)	—	—	—	(17)
Amortization	—	(239)	(2)	(66)	—	(307)
Impairment (note 20)	—	(112)	—	(11)	—	(123)
Acquisition of subsidiary	—	3	—	1	724	728
Translation adjustment	(24)	(165)	5	2	(40)	(222)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Cost	3,629	5,090	248	888	684	10,539
Accumulated amortization	—	(1,120)	(108)	(812)	—	(2,040)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499

(i)	Based on technical studies carried out by an independent company and after approval by the regulatory agency (ANTT), the Company reduced the useful life of its railroad tracks in 2019.

a) Goodwill - The goodwill arose from the acquisition of iron ore and nickel businesses. In 2017, the goodwill was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns on the ferrous segment. As the fundamentals are still valid on the date of the merger of Valepar by Vale, the goodwill was fully recognized. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. The Company assesses annually the recoverable amount of the goodwill.

b) Concessions - The concessions refer to the agreements with governments for the exploration and the development of ports and railways. The Company holds railway concessions which are valid over a certain period of time. Those assets are classified as intangible assets and amortized over the shorter of their useful lives and the concession term at the end of which they will be returned to the government.

The technical studies and legal documents on early extension of the Vitória Minas Railroad (EFVM) and Carajás Railroad (EFC) concessions are currently under review by the Federal Court of Audit. Vale awaits the end of the process in the public sphere to submit the proposal, with the required counterparts, to its Board of Directors.

c) Contract right - Refers to intangible identified in the business combination of Vale Canada Limited (“Vale Canada”) and to the usufruct contract between the Company and noncontrolling stockholders to use the shares of Empreendimentos Brasileiros de Mineração S.A. (owner of Minerações Brasileiras Reunidas S.A. shares). The amortization of the right of use will expire in 2037 and Vale Canada's intangible will end in September of 2046.

d) Research and development project and patents - Refers to in-process research and development projects and patents identified in the business combination of New Steel Global N.V. (note 14). The intangible assets of research and development are not subject to amortization until the operational phase is reached.

Accounting policy

Intangibles are carried at the acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railways concessions	3 to 50 years
Usufruct	22 to 31 years
Software	5 years